Taxes - Summary of Income before Income Tax, Domestic and Foreign (Details)-10K - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Taxes
Income (loss) before income taxes	$ (45,431)	$ (38,966)